Long-Term Payables	6 Months Ended
Jun. 30, 2024
Long-Term Payables [Abstract]
LONG-TERM PAYABLES

9. LONG-TERM PAYABLES

	As of
	June 30, 2024	December 31, 2023
	US$	US$
Payables for purchasing mining equipment	102,435	102,435

The balance of long-term payables represented the amount due to a supplier for purchasing mining equipment. Pursuant to the agreement entered between the parties, the purchase price is unsecured, however, any outstanding balance after the delivery of the equipment will be subjected to interest rate of 3% – 6% per annum until the date of settlement of the outstanding balance.